Employee benefits - Pension and other post-employment benefits - Asset Allocation of Defined Benefit Pension Plans (Detail) - Defined benefit pension plans [member] - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 14,368	$ 15,026
Asset allocation of defined benefit pension plans, Percentage of total plan assets	100.00%	100.00%
Asset allocation of defined benefit pension plans, Quoted in active market	19.00%	30.00%
Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 723	$ 1,469
Asset allocation of defined benefit pension plans, Percentage of total plan assets	5.00%	10.00%
Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 1,726	$ 2,799
Asset allocation of defined benefit pension plans, Percentage of total plan assets	12.00%	19.00%
Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 4,152	$ 3,984
Asset allocation of defined benefit pension plans, Percentage of total plan assets	29.00%	26.00%
Debt securities [member] | Domestic government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 4,343	$ 3,489
Asset allocation of defined benefit pension plans, Percentage of total plan assets	30.00%	23.00%
Debt securities [member] | Foreign government bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 128	$ 114
Asset allocation of defined benefit pension plans, Percentage of total plan assets	1.00%	1.00%
Debt securities [member] | Corporate And Other Bonds [Member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Fair value	$ 3,296	$ 3,171
Asset allocation of defined benefit pension plans, Percentage of total plan assets	23.00%	21.00%
Level 1 [member] | Equity securities [member] | Canada [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Equity securities [member] | Foreign countries [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	100.00%	100.00%
Level 1 [member] | Alternative investments and other [member]
Disclosure of fair value of plan assets [line items]
Asset allocation of defined benefit pension plans, Quoted in active market	6.00%	8.00%